Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Operating Segments

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2018
Net interest income (2)	5,541	3,843	826	659	(556)	10,313
Non-interest revenue	2,171	1,140	5,468	3,696	249	12,724
Total Revenue	7,712	4,983	6,294	4,355	(307)	23,037
Provision for (recovery of) credit losses on impaired loans	466	258	6	(17)	(13)	700
Provision for (recovery of) credit losses on performing loans	3	(38)	–	(1)	(2)	(38)
Total provision for (recovery of) credit losses	469	220	6	(18)	(15)	662
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,352	–	–	1,352
Amortization	318	454	231	124	–	1,127
Non-interest expense	3,487	2,558	3,278	2,727	436	12,486
Income (loss) before taxes and non-controlling interest in subsidiaries	3,438	1,751	1,427	1,522	(728)	7,410
Provision for (recovery of) income taxes	884	357	355	366	(2)	1,960
Reported net income (loss)	2,554	1,394	1,072	1,156	(726)	5,450
Non-controlling interest in subsidiaries	–	–	–	–	–	–
Net Income (loss) attributable to bank shareholders	2,554	1,394	1,072	1,156	(726)	5,450
Average Assets	224,553	110,351	35,913	307,087	76,391	754,295
(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2017
Net interest income (2)	5,261	3,551	722	1,233	(760)	10,007
Non-interest revenue	2,182	1,066	5,492	3,336	177	12,253
Total Revenue	7,443	4,617	6,214	4,569	(583)	22,260
Provision for (recovery of) credit losses (3)	483	289	8	44	(78)	746
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,538	–	–	1,538
Amortization	309	434	241	119	–	1,103
Non-interest expense	3,313	2,510	3,110	2,659	635	12,227
Income (loss) before taxes and non-controlling interest in subsidiaries	3,338	1,384	1,317	1,747	(1,140)	6,646
Provision for (recovery of) income taxes	827	357	350	472	(710)	1,296
Reported net income (loss)	2,511	1,027	967	1,275	(430)	5,350
Non-controlling interest in subsidiaries	–	–	2	–	–	2
Net Income (loss) attributable to bank shareholders	2,511	1,027	965	1,275	(430)	5,348
Average Assets	217,685	104,209	32,562	302,518	65,652	722,626

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2016
Net interest income (2)	5,080	3,491	635	1,459	(793)	9,872
Non-interest revenue	1,909	1,119	5,274	2,855	58	11,215
Total Revenue	6,989	4,610	5,909	4,314	(735)	21,087
Provision for (recovery of) credit losses (3)	506	249	9	81	(74)	771
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,543	–	–	1,543
Amortization	276	433	233	105	–	1,047
Non-interest expense	3,224	2,481	3,104	2,469	716	11,994
Income (loss) before taxes and non-controlling interest in subsidiaries	2,983	1,447	1,020	1,659	(1,377)	5,732
Provision for (recovery of) income taxes	766	396	245	424	(730)	1,101
Reported net income (loss)	2,217	1,051	775	1,235	(647)	4,631
Non-controlling interest in subsidiaries	–	–	2	–	7	9
Net Income (loss) attributable to bank shareholders	2,217	1,051	773	1,235	(654)	4,622
Average Assets	208,018	106,111	30,642	301,623	60,728	707,122

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
(3)	2017 and 2016 have not been restated to reflect the adoption of IFRS 9.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Bank's Financial Results by Geographic Region

Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)	Canada	United States	Other countries	Total
2018
Total Revenue	13,733	7,315	1,989	23,037
Income before taxes and non-controlling interest in subsidiaries	4,838	1,870	702	7,410
Reported net income	3,795	1,099	556	5,450
Average Assets	441,376	277,764	35,155	754,295

(Canadian $ in millions)	Canada	United States	Other countries	Total
2017
Total Revenue	13,469	7,073	1,718	22,260
Income before taxes and non-controlling interest in subsidiaries	4,597	1,588	461	6,646
Reported net income	3,817	1,210	323	5,350
Average Assets	430,570	264,473	27,583	722,626

(Canadian $ in millions)	Canada	United States	Other countries	Total
2016
Total Revenue	12,868	6,796	1,423	21,087
Income before taxes and non-controlling interest in subsidiaries	3,902	1,499	331	5,732
Reported net income	3,286	1,105	240	4,631
Average Assets	420,155	260,018	26,949	707,122

Certain comparative figures have been reclassified to conform with the current year’s presentation.